Stockholders Equity	12 Months Ended
Dec. 31, 2010
Stockholders Equity [Abstract]
Stockholders Equity
Note 14
Stockholders' Equity:

Common Stock
On December 8, 2010, the Company issued 49,048 unrestricted registered shares of stock in voluntary settlement of $343,333 of fees to the incumbent members of the Board, one former member and the Board's special medical adviser, which were accrued but unpaid as of September 30, 2010. The shares were issued out of the 2005 Equity Plan.

On December 30, 2010, the Company completed an exchange program of which it tendered unrestricted registered shares of its common stock to those holders of stock options in the Company who were active providing services to the Company and whose options had exercise prices greater than $10 per share. For 23,063 shares of stock, the Company cancelled underwater options to purchase 68,653 shares.

On February 3, 2010, the stockholders voted to increase the number of authorized shares of common stock from 3,571,429 to 35,000,000 shares.

On January 26, 2009, the stockholders voted to increase the number of authorized shares of common stock from 2,380,952 to 3,571,429 shares.

As of December 31, 2010, the Company had issued 14,044 shares of its restricted common stock in connection with the Asset Purchase agreement with Stern Laser Srl, or Stern.

Common Stock Options
In May 2000, the Company also adopted the Non-Employee Director Stock Option Plan (the “Non-Employee Director Plan”). In 2010, nonqualified stock options were granted under this plan to the directors: 833 options were granted to directors in place as of January 1, 2010 and 625 to each of Messrs. Sight and Denby, who joined the Board ion May 26, 2010. Starting in 2011, the annual award is 1,000 shares of stock, vesting quarterly. As of December 31, 2010, the Plan was authorized to issue 60,000 shares; 22,730 shares were reserved for outstanding stock options.

In March 2005, the Company assumed four option plans from ProCyte: the 2004 Stock Option Plan, the 1996 Stock Option Plan, the 1991 Restated Stock Option Plan for Non-Employee Directors and the 1989 Restated Stock Option Plan. The plans became inactive on December 28, 2005, and had 0, 4,038, 0 and 0 options outstanding at December 31, 2010, respectively.

On December 28, 2005, the stockholders approved the 2005 Equity Compensation Plan (“2005 Equity Plan”), and as of December 31, 2010, was authorized to issue 650,000 shares, of which 53,472 shares had been issued or were reserved for issuance as awards of shares of common stock, and 43,741 shares were reserved for outstanding options.

In January 2010 and May 2010, the Company issued 4,165and 1,250 options, respectively, to purchase common stock to non-employee directors, in accordance with the terms of the Non-Employee Director Plan.

Also in 2010, the Company granted an aggregate of 10,835 options to purchase common stock to a number of consultants with a strike price equal to the quoted market value of our stock at the date of grant. The options vest immediately and expire ten years from the date of grant.

In January 2009, February 2009 and May 2009, the Company issued 5,000, 833 and 625 options, respectively, to purchase common stock to non-employee directors, in accordance with the terms of the Non-Employee Director Plan.

On June 15, 2009, the Company awarded 4,667 restricted shares of our common stock to two of the Company's executive officers.

Also, during the course of 2009, the Company granted an aggregate of 34,432 options to purchase common stock to a number of employees and consultants with a strike price equal to the quoted market value of our stock at the date of grant. The options vest over five years and expire ten years from the date of grant.

In January 2008, the Company issued 5,000 options to purchase common stock to non-employee directors, in accordance with the terms of the Non-Employee Director Plan.

Also, during the course of 2008, the Company granted an aggregate of 25,243 options to purchase common stock to a number of employees and consultants with a strike price equal to the quoted market value of our stock at the date of grant. The options vest over five years and expire ten years from the date of grant.

A summary of option transactions for all of the Company's options during the years ended December 31, 2010, 2009 and 2008:

	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2008	145,945	$84.00
Granted	30,243	35.70
Exercised	-	-
Expired/cancelled	(31,044)	78.96
Outstanding at December 31, 2008	145,144	75.36
Granted	41,224	7.44
Exercised	-	-
Expired/cancelled	(28,183)	76.62
Outstanding at December 31, 2009	158,185	57.42
Granted	16,250	7.15
Exercised	-	-
Expired/cancelled	(103,774)	69.15
Outstanding at December 31, 2010	70,661	$28.70
Exercisable at December 31, 2010	45,751	$40.61

As of December 31, 2010, 45,751 options to purchase common stock were vested and exercisable at prices ranging from $5.70 to $236.46 per share. As of December 31, 2009, 101,076 options to purchase common stock were vested and exercisable at prices ranging from $8.88 to $399.00 per share. Options are issued with exercise prices equal to the market price on the date of issue, so the weighted-average exercise price equals the weighted-average fair value price.

The aggregate intrinsic value for options outstanding and exercisable at December 31, 2010 was immaterial.

The weighted average grant date fair value of options was $5.74 and $6.12 for options granted during the years ended December 31, 2010 and 2009, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010 and 2009 was $0.

The Company uses the Black-Scholes option-pricing model to estimate fair value of grants of stock options with the following weighted average assumptions:

	Year Ended December 31,
	2010	2009	2008
Risk-free interest rate	3.67%	3.46%	3.75%
Volatility	84.31%	88.67%	84.06%
Expected dividend yield	0%	0%	0%
Expected life	8.1 years	8.1 years	8.1 years
Estimated forfeiture rate	13%	27%	10%

The Company calculates expected volatility for a share-based grant based on historic daily stock price observations of its common stock during the period immediately preceding the grant that is equal in length to the expected term of the grant. For estimating the expected term of share-based grants made in the years ended December 31, 2009 and 2008, the Company has adopted the simplified method. The Company has used historical data to estimate expected employee behaviors related to option exercises and forfeitures and included these expected forfeitures as a part of the estimate of expense as of the grant date.

With respect to both grants of options and awards of restricted stock, the risk-free rate of interest is based on the U.S. Treasury rates appropriate for the expected term of the grant or award.

On June 15, 2009, the Company awarded 4,667 shares of restricted stock to its senior executives. These restricted shares have a purchase price of $0.06 per share; the shares will vest, and no longer be subject to the Company's right of repurchase, if the Company achieves positive adjusted net income in the year ended December 31, 2010, where adjusted net income is defined as net income after taxes, excluding income and expense from stock options and warrants. Taking into account the conditions for vesting, the Company determined the fair value of the awards to be the fair value of the Company's common stock on the date of issuance less the purchase price of the award. The Company does not intend to exercise its right of repurchase.

Compensation expense for the year ended December 31, 2010 included $375,772 from stock options grants and $206,128 from restricted stock awards. Compensation expense for the year ended December 31, 2009 included $552,608 from stock options grants and $655,237 from restricted stock awards. Compensation expense for the year ended December 31, 2008 included $888,546 from stock options grants and $414,491 from restricted stock awards.

Compensation expense is presented as part of the operating results in selling, general and administrative expenses. For stock options granted to consultants an additional selling, general, and administrative expense in the amount of $102,532, $54,181 and $92,501  was recognized during the years ended December 31, 2010, 2009 and 2008, respectively.

At December 31, 2010, there was $220,183 of total unrecognized compensation cost related to non-vested option grants and stock awards that is expected to be recognized over a weighted-average period of 2.68 years.

The outstanding options, including options exercisable at December 31, 2010, have a range of exercise prices and associated weighted remaining contractual life and weighted average exercise price, as follows:

Options Range of Exercise Prices	Outstanding Number of Shares	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted Avg. Exercise Price
$0 - $30.00	49,754	8.65	$ 6.91	25,058	$ 7.38
$30.01 - $60.00	5,732	6.37	$ 44.17	5,559	$ 44.21
$60.01 - $90.00	8,610	2.91	$ 72.88	8,593	$ 72.90
$90.01 - up	6,565	2.97	$ 122.32	6,541	$ 122.41
Total	70,661	7.24	$ 28.70	45,751	$ 40.61

The outstanding options will expire, as follows:
Year Ending	Number of Shares	Weighted Average Exercise Price	Exercise Price
2011	1,240	$198,32	$72.24 - $236.46
2012	1,546	85.40	$77.70 - $115.50
2013	4,670	73.12	$64.26 - $97.44
2014	3,003	96.99	$67.20 - $102.48
2015 and later	60,202	16.89	$5.70 - $102.90
	70,661	$28.70	$5.70 - $236.46

Common Stock Warrants
In May 2010, the Company issued 25,000 warrants to purchase common stock to Landenberg Thalmann & Co. in connection with the public offering in May 2010. The warrants have an exercise price of $7.50 per share and have five year term expiring May 7, 2015.

In March 2010, the Company issued 102,180 warrants to purchase common stock to Clutterbuck Funds related to the term note of March 19, 2010. The warrants had an initial exercise price of $7.34 per share and have an eight year term expiring March 19, 2018. The warrants have a one-time down-round provision and as of December 31, 2010, the outstanding warrants to Clutterbuck are 125,000, at an exercise price of $6.00.

In February 2009, the Company issued 174,367 warrants to purchase common stock to the Investor related to the convertible debt agreement dated February 27, 2009. The warrants had an initial exercise price of $30.96 per share and had an eight-year term, expiring in February 2017. The warrants have a down-round provision and as of December 31, 2010, the outstanding warrants to the Investor are 293,610 at an exercise price of $18.39.

A summary of warrant transactions for the years ended December 31, 2010, 2009 and 2008 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2008	98,800	$68.88
Issued	4,589	18.48
Exercised	-	-
Expired/cancelled	(23,680)	84.00
Outstanding at December 31, 2008	79,709	61.74
Issued	244,251	22.08
Exercised	-	-
Expired/cancelled	-	-
Outstanding at December 31, 2009	323,960	31.80
Issued (1)	193,363	6.25
Exercised	-	-
Expired/cancelled	-	-
Outstanding at December 31, 2010	523,323	$21.49

(1)	Includes 49,363 additional warrants issued to the Investor related to the down-round provisions.

At December 31, 2010, all outstanding warrants were exercisable at prices ranging from $6.00 to $67.20 per share.

If not previously exercised, the outstanding warrants will expire as follows:

Year Ending December 31,	Number of Warrants	Weighted Average Exercise Price

2011	63,907	$67.20
2012	11,216	47.04
2013	4,589	18.48
2014	-	-
2015 and later	443,611	14.29
	523,323	$21.49